Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	ORGANIZATION AND BASIS OF PRESENTATION

RISE Education Cayman Ltd (the “Company”) is a limited company incorporated in the Cayman Islands under the laws of Cayman Islands on July 16, 2013. On September 30, 2013 (the “Acquisition date”), the Company acquired from certain third-party sellers a junior English Language Training (“ELT”) business (the “Acquisition”).

The Company does not conduct any substantive operations on its own but instead conducts its primary business operations through its wholly-owned subsidiaries, the variable interest entity (the “VIE”), and the VIE’s subsidiaries and schools, which are mainly located in the People’s Republic of China (the “PRC”). The VIE, the VIE’s subsidiaries and schools, hereinafter are collectively referred to as the “VIEs”. The accompanying consolidated financial statements include the financial statements of the Company, its wholly-owned subsidiaries and the VIEs (hereinafter collectively referred to as the “Group”).

The Group is principally engaged in the business of providing junior ELT services in the PRC primarily under the “RISE” brand. The Group offers a wide range of educational programs, services and products, consisting primarily of educational courses, sale of course materials, franchise services, and study tours.

As of March 31, 2018, details of the Company’s subsidiaries, the VIE and the VIE’s subsidiaries and schools are the same as December 31, 2017.

These unaudited interim condensed consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information using accounting policies that are consistent with those used in the preparation of the Company’s audited consolidated financial statements for the year ended December 31, 2017, except for adoption of ASC606 (refer to “Adoption of New Revenue Recognition Accounting Standard” for definition) and Accounting Standards Update (“ASU”) No. 2016-18, Statement of Cash Flows: Restricted Cash.

In the opinion of management, the accompanying unaudited interim condensed consolidated financial statements contain all normal recurring adjustments necessary to present fairly the financial position, operating results and cash flows of the Company for each of the periods presented. The results of operations for the three months ended March 31, 2018 are not necessarily indicative of results to be expected for any other interim period or for the full year of 2018. The consolidated balance sheet as of December 31, 2017 was derived from the audited consolidated financial statements at that date but these unaudited interim condensed consolidated financial statements do not include all of the disclosures required by U.S. GAAP for annual financial statements. These unaudited interim condensed consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements for the year ended December 31, 2017.

The Group’s business is affected by seasonality. The Group generally generates higher revenue from the third quarter starting in September when the new school term commences and in the fourth quarter of each year, due to more courses being offered. In addition, higher revenues are generated in the third quarter due to summer overseas study tours organized during the summer school holidays. The Group has historically generated lower revenues in the first quarter due to fewer courses offered during the Chinese New Year season, and is partially offset by revenues generated from winter overseas study tours.

The following financial statement balances and amounts of the VIEs were included in the accompanying consolidated financial statements:

	As at December 31,	As at March 31,	As at March 31,
	2017	2018	2018
	RMB	RMB	US$
Cash and cash equivalents	654,777	464,545	74,059
Restricted cash	10,441	10,441	1,664
Short-term investments	—	5,000	797
Accounts receivable, net	1,364	587	94
Inventories	1,952	2,420	386
Prepayments and other current assets	32,621	39,280	6,262
Amounts due from the Group’s subsidiaries	106,748	506,836	80,802

Total current assets	807,903	1,029,109	164,064

Property and equipment, net	92,803	91,804	14,636
Intangible assets, net	1,060	917	146
Goodwill	145,781	145,781	23,241
Deferred tax assets	2,404	12,134	1,934
Other non-current assets	31,681	35,022	5,583

Total non-current assets	273,729	285,658	45,540

Total assets	1,081,632	1,314,767	209,604

Accounts payable	3,168	3,636	580
Accrued expenses and other current liabilities	100,156	96,720	15,419
Deferred revenue and customer advances	776,052	1,010,437	161,087
Income taxes payable	18,254	21,318	3,399
Amounts due to the Group’s subsidiaries	67,990	65,993	10,521

Total current liabilities	965,620	1,198,104	191,006

Deferred revenue and customer advances	—	27,658	4,409
Other non-current liabilities	2,682	2,079	331

Total non-current liabilities	2,682	29,737	4,740

Total liabilities	968,302	1,227,841	195,746

	Three months ended March 31,
	2017	2018	2018
	RMB	RMB	US$
Revenues	202,542	247,159	39,403

Net income	1,904	16,935	2,700

Net cash used in operating activities	(157,239)	(175,458)	(27,972)

Net cash used in investing activities	(16,371)	(14,774)	(2,355)

The revenue-producing assets that are held by the VIEs comprise of property and equipment, student base. The VIEs contributed an aggregate of 96.3% and 91.5% of the consolidated revenues for the three months ended March 31, 2017 and 2018, respectively, after elimination of inter- company transactions.

As of March 31, 2018, there was no pledge or collateralization of the VIEs’ assets that can only be used to settle obligations of the VIEs. Other than the amounts due to subsidiaries of the Group (which are eliminated upon consolidation), all remaining liabilities of the VIEs are without recourse to the Company. The Company did not provide nor intend to provide financial or other support not previously contractually required to the VIEs during the periods presented.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of its net assets, equivalent to the balance of its paid-in capital and statutory reserves, to the Company in the form of loans and advances or cash dividends. Please refer to Note 12 for disclosure of restricted net assets.

1.	ORGANIZATION AND BASIS OF PRESENTATION

RISE Education Cayman Ltd (the “Company”) is a limited company incorporated in the Cayman Islands under the laws of Cayman Islands on July 16, 2013. On September 30, 2013 (the “Acquisition date”), the Company acquired from certain third-party sellers a junior English Language Training (“ELT”) business (the “Acquisition”).

In October 2017, the Group completed an initial public offering (“IPO”) and issued 5,000,000 American depositary shares representing 10,000,000 of the Company’s ordinary shares. Net proceeds from the IPO after deducting underwriting discount and offering costs were RMB437,829 (US$67,293). Deferred IPO costs of RMB42,012 (US$6,457) were recorded as a reduction of the proceeds from the IPO in shareholders’ equity.

The Company does not conduct any substantive operations on its own but instead conducts its primary business operations through its wholly-owned subsidiaries, the variable interest entity (the “VIE”), and the VIE’s subsidiaries and schools, which are located in the People’s Republic of China (the “PRC”). The VIE, the VIE’s subsidiaries and schools, hereinafter are collectively referred to as the “VIEs”. The accompanying consolidated financial statements include the financial statements of the Company, its wholly-owned subsidiaries and the VIEs (hereinafter collectively referred to as the “Group”).

The Group is principally engaged in the business of providing junior ELT services in the PRC primarily under the “RISE” brand. The Group offers a wide range of educational programs, services and products, consisting primarily of educational courses, sale of course materials, franchise services, and study tours.

As of December 31, 2017, details of the Company’s subsidiaries, the VIE and the VIE’s subsidiaries and schools are as follows:

Name	Date of establishment		Place of establishment	Percentage of equity interest attributable to the Company		Principal activity
Subsidiaries of the Company:

RISE Education Cayman III Ltd (“Cayman III”)	July 29, 2013		Cayman Islands	100%		Investment holding

RISE Education Cayman I Ltd (“Cayman”)	June 19, 2013		Cayman Islands	100%		Investment holding

Rise IP (Cayman) Limited (“Rise IP”)	July 24, 2013		Cayman Islands	100%		Educational consulting

Edge Franchising Co., Limited (“Edge Franchising”)	March 16, 2016		Hong Kong	100%		Educational consulting

Bain Capital Rise Education (HK) Limited (“Rise HK”)	June 24, 2013		Hong Kong	100%		Educational consulting

Rise (Tianjin) Education Information Consulting Co., Ltd. (“Rise Tianjin” or “WFOE”)		August 12, 2013			PRC		100%	Educational consulting

VIE:

Beijing Step Ahead Education Technology Development Co., Ltd.		January 2, 2008			PRC		—	Educational consulting

VIE’s subsidiaries and school:

Beijing Haidian District Step Ahead Training School		September 18, 2008			PRC		—	Language education

Beijing Shijingshan District Step Ahead Training School		July 14, 2009			PRC		—	Language education

Beijing Changping District Step Ahead Training School		July 3, 2009			PRC		—	Language education

Beijing Chaoyang District Step Ahead Training School		July 20, 2009			PRC		—	Language education

Beijing Xicheng District RISE Immersion Subject English Training School		February 5, 2010			PRC		—	Language education

Beijing Dongcheng District RISE Immersion Subject English Training School		July 30, 2010			PRC		—	Language education

Beijing Tongzhou District RISE Immersion Subject English Training School		April 19, 2011			PRC		—	Language education

Beijing Daxing District RISE Immersion Subject English Training School		March 31, 2013			PRC		—	Language education

Beijing Fengtai District Step Ahead Training School		February 28, 2012			PRC		—	Language education

Shanghai Boyu Investment Management Co., Ltd.		January 29, 2012			PRC		—	Language education

Shanghai Riverdeep Education Information Consulting Co., Ltd.	March 8, 2010		PRC	—		Educational consulting services

Shanghai Huangpu District RISE Immersion Subject English Training School	June 17, 2011		PRC	—		Language education

Guangzhou Ruisi Education Technology Development Co., Ltd.	August 17, 2012		PRC	—		Training services

Guangzhou Yuexiu District RISE Immersion Subject English Training School	April 29, 2014		PRC	—		Language education

Guangzhou Haizhu District RISE Immersion Subject English Training School-Chigang	December 8, 2014		PRC	—		Language education

Guangzhou Tianhe District RISE Immersion Subject English Training School	July 11, 2017		PRC	—		Language education

Shenzhen Mei Ruisi Education Management Co., Ltd.	February 28, 2014		PRC	—		Training services

Shenzhen Futian District Rise Training Center	January 8, 2015		PRC	—		Language education

Shenzhen Nanshan District Rise Training Center	May 26, 2015		PRC	—		Language education

Shenzhen Luohu District Rise Training Center	August 3, 2017		PRC	—		Language education

Wuxi Rise Foreign Language Training Co., Ltd.	June 5, 2013		PRC	—		Training services

The VIE arrangements

PRC laws and regulations currently require any foreign entity that invests in the education business in China to be an educational institution with relevant experience in providing educational services outside China. The Group’s offshore holding companies are not educational institutions and do not provide educational services outside China. Accordingly, the Group’s offshore holding companies are not allowed to directly engage in the education business in China. To comply with PRC laws and regulations, the Group conducts all of its junior ELT business in China through the VIEs. The VIEs hold the requisite licenses and permits necessary to conduct the Group’s junior ELT business. In addition, the VIEs hold leases and other assets necessary to operate the Group’s schools, employ teachers and generate substantially all of the Group’s revenues. Despite the lack of technical majority ownership, the Company has effective control of the VIE through a series of contractual arrangements (the “Contractual Agreements”) and a parent-subsidiary relationship exists between the Company and the VIE. The equity interests of the VIE are legally held by PRC individuals (the “Nominee Shareholders”). Through the Contractual Agreements, the nominee shareholders of the VIE effectively assign all their voting rights underlying their equity interests in the VIE to the Company, and therefore, the Company has the power to direct the activities of the VIE that most significantly impact its economic performance. The Company also has the right to receive economic benefits from the VIE that potentially could be significant to the VIE. Based on the above, the Company consolidates the VIE in accordance with SEC Regulation SX-3A-02 and ASC810-10, Consolidation: Overall.

The following is a summary of the Contractual Agreements:

Proxy Agreement. Pursuant to the Proxy Agreement signed between the respective Nominee Shareholders and the WFOE, the Nominee Shareholders agreed to entrust to the WFOE an irrevocable proxy to exercise all of their voting rights as shareholders of the VIE and approve on behalf of the Nominee Shareholders, all related legal documents pertinent to the exercise of their rights in their capacity as the shareholders of the VIE. The WFOE is also entitled to transfer or assign its voting rights to any other person or entity at its own discretion and without giving prior notice to the Nominee Shareholders or obtaining their consent. The Proxy Agreement remains valid for as long as at least one of the Nominee Shareholders remains a shareholder of the VIE.

Loan Agreements. Pursuant to the Loan Agreements between the respective Nominee Shareholders and the WFOE, the WFOE granted interest-free loans to the Nominee Shareholders to acquire all the equity interests from the VIE’s predecessor shareholders as part of the Acquisition. The loan has a term of ten years and the WFOE has the sole discretion to extend the loan. The Nominee Shareholders are not allowed to repay the loan in advance of the maturity date without the WFOE’s prior written consent. The timing of the repayment is at the sole discretion of the WFOE and the repayment shall be in the form of transferring the VIE’s equity interest to the WFOE or its designees unless the Nominee Shareholders are in breach of the agreement, in which the WFOE can request immediate repayment of the loans.

Call Option Agreement. Pursuant to the Call Option Agreement entered into between the Nominee Shareholders, the VIE and the WFOE, the Nominee Shareholders granted to the WFOE or its designees (i) an exclusive option to purchase, when and to the extent permitted under PRC laws, all or part of all equity interests in the VIE and (ii) an exclusive right to cause the Nominee Shareholders to transfer their equity interest in the VIE to the WFOE or any designated party. The WFOE has the sole discretion when to exercise the option, whether in part or full. The exercise price of the option to purchase all or part of the equity interests in the VIE will be the minimum amount of consideration permitted by the applicable PRC laws. Any proceeds received by the Nominee Shareholders from the exercise of the option exceeding the loan amount, distribution of profits or dividends, shall be remitted to the WFOE, to the extent permitted under PRC laws. The Call Option Agreement will remain in effect until all the equity interests held by the VIE are transferred to the WFOE or its designated party. The WFOE may terminate the Call Option Agreement at their sole discretion, whereas under no circumstances may the VIE or its Nominee Shareholders terminate in accordance with the agreement.

Business Cooperation Agreement. Pursuant to the Business Cooperation Agreement entered into among the WFOE, the VIE and the Nominee Shareholders, the VIE and Nominee Shareholders must appoint candidates designated by the WFOE as the VIE’s board of directors and senior executives of the VIEs. In addition, without the prior written consent of WFOE, the VIE and Nominee Shareholders cannot carry out the following activities: (i) increase or decrease the registered capital of the VIEs; (ii) sell or dispose any assets or rights except in the ordinary course of business; (iii) open any new school; (iv) appoint or remove any management director, supervisor or senior executive; (v) enter into any transaction with its shareholders, directors or senior management; (vi) distribute any profits or other payments to its shareholders; (vii) amend its articles of association; (viii) provide any loans to any third parties; (ix) provide security or any other guarantee, (x) pledge or other rights and interests on any of its assets to third parties; or (xi) engage in any transaction that may materially affect their assets, obligations, rights or operations. The agreement has an initial term of ten years, which will be automatically extended for a successive ten year term upon expiration. Neither the VIE nor the Nominee Shareholders may unilaterally terminate this agreement. In June 2017, the agreement was supplemented such that the WFOE has the right to determine and adjust any service fees charged to the VIE at its sole discretion, effective from January 1, 2014.

Equity Pledge Agreement. Pursuant to the Equity Pledge Agreement entered into among the WFOE, the Nominee Shareholders and the VIE, the Nominee Shareholders pledged all of their equity interests in the VIE to the WFOE as collateral to secure their obligations under the above agreements. The Nominee Shareholders further undertake that they will remit any distributions in connection with such shareholder’s equity interests in the VIE to the WFOE, to the extent permitted by PRC laws. If the VIE or any of its Nominee Shareholders breach any of their respective contractual obligations under the above agreements, the WFOE, as the pledgee, will be entitled to certain rights, including the right to sell, transfer or dispose of the pledged equity interest. The Nominee Shareholders of the VIE agree not to create any encumbrance on or otherwise transfer or dispose of their respective equity interest in the VIE, without the prior consent of the WFOE. The Equity Pledge Agreement will be valid until the VIE and their respective shareholders fulfill all the contractual obligations under the above agreements in full and the pledged equity interests have been transferred to the WFOE and/or its designees.

Consulting Services Agreements. Rise HK has entered into Consulting Services Agreements with the WFOE and the VIE, respectively, under which Rise HK provides certain technical and business support services. In return, the WFOE and the VIE agree to pay service fees to Rise HK. The initial term of these agreements is five years, which can be automatically renewed for another five years, unless one party notifies the other party in writing of its intention not to renew within 30 days of expiration.

Service agreement. Pursuant to the Service Agreement, WFOE provides certain services to the VIE, including design of teaching plans, courseware development services and licensed use of the WFOE’s business management system. In return, the VIE agrees to pay service fees to the WFOE. The initial term of the agreement is five years, which can be automatically renewed for another five years, unless terminated through mutual agreement of the parties. Neither the VIE nor the Nominee Shareholders may unilaterally terminate the agreement.

Comprehensive Services Agreements. Pursuant to Comprehensive Services Agreements entered into between the WFOE and each of the schools, the WFOE provides certain services to the schools, including design of teaching plans, courseware development services, licensed use of the WFOE’s business management system and marketing and operating support services. In return, the schools agreed to pay service fees to WFOE as stipulated in the respective agreements. The initial term of each of these agreements is five years, which can be automatically renewed for another five years, unless terminated through mutual agreement of the parties.

License Agreements. Pursuant to the License Agreements entered into by the WFOE and the schools, the WFOE has licensed trademarks, courseware and other materials for their use in the PRC for an initial term of five years, which will be automatically extended for a successive five years upon expiration. The schools are required to pay royalties to the WFOE, which may be adjusted at the WFOE’s sole discretion.

Spousal Consent Letters. Pursuant to the executed spousal consent letters, the spouses of the Nominee Shareholders of the VIE acknowledged that certain equity interests in the VIE held by and registered in the name of his or her spouse will be disposed pursuant to relevant arrangements under the Proxy Agreement, the Loan Agreement, the Call Option Agreement and the Equity Pledge Agreement. These spouses undertake not to take any action to interfere with the disposition of such equity interests, including, without limitation, claiming that such equity interests constitute communal marital property.

In November 2016, certain Contractual Agreements were supplemented to reflect a change in one of the Nominee Shareholders designated by Rise HK, and it was resolved that Rise HK through the WFOE held the irrevocable proxy to exercise all the voting rights of the shareholders of the VIE since the Proxy Agreement was in existence. As a result, Rise HK has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and is the primary beneficiary of the VIE.

In June 2017, certain Contractual Arrangements were supplemented to reflect a change in one of the Nominee Shareholders designated by Rise HK.

Based on the opinion of the Company’s PRC legal counsel, (i) the ownership structure of the Group, including its subsidiaries in the PRC and VIEs are in compliance with all existing PRC laws and regulations; and (ii) each of the Contractual Agreements among Rise HK, the WFOE, the VIEs and the Nominee Shareholders governed by PRC laws, are legal, valid and binding, enforceable against such parties, and will not result in any violation of PRC laws or regulations currently in effect.

However, uncertainties in the PRC legal system could cause the relevant regulatory authorities to find the current Contractual Agreements and businesses to be in violation of any existing or future PRC laws or regulations. If the Company, Rise HK, the WFOE or any of its current or future VIEs are found in violation of any existing or future laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, which may include, but not limited to, revocation of business and operating licenses, being required to discontinue or restrict its business operations, restriction of the Group’s right to collect revenues, being required to restructure its operations, imposition of additional conditions or requirements with which the Group may not be able to comply, or other regulatory or enforcement actions against the Group that could be harmful to its business. The imposition of any of these or other penalties may result in a material and adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIEs or the right to receive their economic benefits, the Company would no longer be able to consolidate the VIEs.

The following financial statement balances and amounts of the VIEs were included in the accompanying consolidated financial statements:

	As at December 31,
	2016	2017	2017
	RMB	RMB	US$
Cash and cash equivalents	437,594	654,777	100,637
Restricted cash	5,609	10,441	1,605
Accounts receivable, net	—	1,364	210
Inventories	1,605	1,952	300
Prepayments and other current assets	38,297	32,621	5,014
Amounts due from the Group’s subsidiaries	63,897	106,748	16,406

Total current assets	547,002	807,903	124,172

Property and equipment, net	67,601	92,803	14,264
Intangible assets, net	1,740	1,060	163
Goodwill	145,781	145,781	22,406
Deferred tax assets	4,087	2,404	369
Other non-current assets	23,564	31,681	4,869

Total non-current assets	242,773	273,729	42,071

Total assets	789,775	1,081,632	166,243

Accounts payable	1,484	3,168	487
Accrued expenses and other liabilities	76,418	100,156	15,394
Deferred revenue and customer advances	581,215	776,052	119,277
Income taxes payable	1,329	18,254	2,806
Amounts due to the Group’s subsidiaries	49,007	67,990	10,449

Total current liabilities	709,453	965,620	148,413

Deferred tax liabilities	2,527	—	—
Other non-current liabilities	1,744	2,682	412

Total non-current liabilities	4,271	2,682	412

Total liabilities	713,724	968,302	148,825

	For the Years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Revenues	503,256	673,264	912,166	140,197

Net (loss)/income	(51,138)	(24,532)	24,771	3,807

Net cash provided by operating activities	99,499	49,586	263,813	40,547

Net cash used in investing activities	(34,116)	(26,792)	(46,630)	(7,167)

The revenue-producing assets that are held by the VIEs comprise of property and equipment, student base and franchise agreements. The VIEs contributed an aggregate of 95%, 95% and 94% of the consolidated revenues for the years ended December 31, 2015, 2016 and 2017, respectively, after elimination of inter-company transactions.

As of December 31, 2017, there was no pledge or collateralization of the VIEs’ assets that can only be used to settle obligations of the VIEs. Other than the amounts due to subsidiaries of the Group (which are eliminated upon consolidation), all remaining liabilities of the VIEs are without recourse to the Company. The Company did not provide nor intend to provide financial or other support not previously contractually required to the VIEs during the years presented.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of its net assets, equivalent to the balance of its paid-in capital and statutory reserves, to the Company in the form of loans and advances or cash dividends. Please refer to Note 14 for disclosure of restricted net assets.